EVENTS AFTER THE REPORTING PERIOD (Details) € in Thousands, $ in Thousands		1 Months Ended
	Jul. 07, 2023 EUR (€)	Jul. 31, 2023 USD ($)
NDC Media | Consideration Payment
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Consideration paid (received)	€ 5,000	$ 5,000